Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ Equity (Deficit)

Effective September 25, 2012, all shares of the Company’s common stock issued and outstanding were combined and reclassified on a one-for-sixteen basis. The effect of this reverse stock split has been retroactively applied to all periods presented.

Common Stock Issuances

Issuances of common stock during 2012 were as follows (shares and dollars in thousands):

	Shares	Purchase/Conversion	Proceeds/Debt
Description	Issued	Price	Conversion

Issuance of shares to private investors	14	$5.28	$75
Issuance of shares to private investors	14	4.32	65
Conversion of notes payable	590	6.24	3,700
Conversion of accounts payable	3	5.12	15
Total 1st Quarter 2012	621		3,855

Issuance of shares to private investors	56	3.68	207
Conversion of notes payable	23	2.24	66
Conversion of notes payable	300	2.88	866
Shares issued for consulting services	1	4	3
Total 2nd Quarter 2012	380		1,142

Total Six Months Ended June 30, 2012	1,001		4,997

Stock Purchase Warrants

Through June 30, 2012, the Company has issued warrants to strategic partners, consultants and investors with exercise prices ranging from $2.40 to $51.84 and contractual lives ranging from three to five years. The following is a summary of warrant activity for the three months ended June 30, 2012:

	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding as of December 31, 2011	3,568,308	$8.96
Issued	1,331,722	7.52
Outstanding as of June 30, 2012	4,900,030	$8.48

(6)  Stockholders’ Equity (Deficit)

(a) Stock Purchase Warrants

Toucan Capital and Toucan Partners Warrants

The Company has issued the following warrants to Toucan Capital and Toucan Partners:

Date of Issue	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
Issued to Toucan Capital
June 2007	See Conversion Agreement in Note 2	884,420	$9.60	564,987
June 2007	See Conversion Agreement in Note 2	492,772	2.40	328,514

Issued to Toucan Partners
June 2007	See Conversion Agreement in Note 2	552,033	9.60	552,033
December 2008	December 2008 Loan warrants	8,281	6.40	8,281
September 2009	August and December 2008 Loan Conversions	32,115	6.56	32,115
September 2009	Consulting services	52,648	3.20	52,648
July 2009	Equity Investment ($650,000)	5,416	12.00	5,416
September 2010	October $900,000 loan	75,000	12.00	75,000
September 2011	Loan extension	56,812	12.00	56,812
December 2011	December $100,000 loan	15,625	6.40	15,625
	Total warrants outstanding to related parties			1,691,435

Other Warrant Issues

2010	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
May	SDS loan extension	31,250	$8.48	31,250
January	Consultant compensation (1)	6,250	12.00	6,250
April	Private Placement	14,583	12.00	11,062
July	Regen Med July 2010 $1,750,000 Loan	145,833	12.00	121,854
July	Consultant compensation (3)	18,750	12.00	18,750
October	Consultant compensation (4)	1,250	12.00	1,250
November	Consultant compensation (5)	4,739	12.00	4,739
December	December 16, 2010 $100,000 loan	8,333	12.00	8,333
December	December SDS loan warrants	7,385	12.00	7,385
October	October 1, 2010 $500,000 Loan	38,109	13.12	38,109
September	September 28, 2010 $350,000 Loan	26,355	13.28	26,355
February	Consultant compensation (2)	15,625	16.00	15,625
November	Warrant issued for cash	203,125	24.00	203,125
Total of warrants issued in 2010		521,590		494087

2011	Related transaction	Warrants Issued	Exercise Price	Warrants outstanding at December 31, 2011
February	Regen Med November 2010 Loan	312	$2.40	312
March	Regen Med November 2010 Loan	300	2.40	300
September	Related party loan extension	8,493	6.24	8,493
May	Warrant coverage for 100,000 loan	723	6.88	723
September	Loan Extension for officers and related parties	21,187	8.00	21,187
May	Warrant issued in conjunction with Whitebox loans	329,003	9.12	54,824
June	Warrant issued in conjunction with Whitebox loans	279,605	9.12	279,605
November	Loan Extensions and note payable	93,456	9.12	93,456
December	Toucan Partners, $100,000 loan	15,625	6.40	15,625
February	Regen Med November 2010 Loans	2,343	9.60	2,343
March	Regen Med November 2010 Loans	2,250	9.60	2,250
June	Warrant Coverage of Loans	98,913	11.04	98,913
January	Consultant compensation (6)	15,625	11.52	15,625
June	Regen Med November 2010 Loan	651	11.52	651
January	$50,000, 100% warrant coverage	4,166	12.00	4,166
February	Regen Med November 2010 Loans	468	12.00	468
March	Regen Med November 2010 Loans	450	12.00	450
September	Officer and related party loan extensions	216,456	12.00	216,456
January	Private placement	29,296	12.80	29,296
Total of warrants issued in 2011		1,119,329		845,143

(1)	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.

(2)	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.

(3)	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.

(4)	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.

(5)	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.

(6)	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.

A summary of the warrants outstanding at December 31, 2011 is as follows:

Date of Issue	Warrants Outstanding as of December 31, 2011	Exercise Price	Expiration
June 1, 2007	476,175	$2.40	May 31, 2015
December 3, 2010	15,984	2.40	December 2, 2013
February 2011	312	2.40	February 7, 2014
March 2011	300	2.40	March 30, 2014
September 30, 2009	106,476	3.20	September 29, 2012
November 2008	9,464	5.60	November 6, 2013
September 2011	8,493	6.24	November 6, 2013
December 23, 2008	8,281	6.40	December 22, 2016
December 2011	15,625	6.40	December 2014
November 6, 2008	68,471	6.56	November 6, 2013
May 2011	723	6.88	May 2, 2014
September 2011	21,187	8.00	September 6, 2016
May 26, 2010	31,250	8.48	November 17, 2015
May 2011	54,824	9.12	May 31, 2016
June 2011	279,738	9.12	June 28, 2016
November 2011	93,456	9.12	November 10, 2014
June 1, 2007	1,311,968	9.60	May 31, 2015
December 3, 2010	119,892	9.60	December 2, 2013
February 2011	2,343	9.60	February 7, 2014
March 2011	2,250	9.60	March 30, 2014
September 28, 2009	108,944	10.08	September 27, 2012
June 2011	98,913	11.04	June 28, 2016
January 2011	15,625	11.52	January 14, 2015
June 2011	651	11.52	June 14, 2014
January 1, 2010	6,250	12.00	December 31, 2012
March 23, 2010 to May 26, 2010	14,583	12.00	May 25, 2013
July 2, 2010	5,416	12.00	July 1, 2013
July 7, 2010	18,750	12.00	July 6, 2013
July 14, 2010	120,936	12.00	July 13, 2015
October 13, 2010	5,000	12.00	October 12, 2013
November 23, 2010	4,739	12.00	November 22, 2015
December 3, 2010	23,978	12.00	December 3, 2013
December 13, 2010	8,333	12.00	December 12, 2015
December 29, 2010	7,385	12.00	December 28, 2015
January 2011	4,166	12.00	January 2, 2016
February 2011	468	12.00	February 7, 2014
March 2011	450	12.00	March 30, 2014
September 2011	216,456	12.00	September 6, 2016
November 29, 2010	2,304	12.80	November 23, 2013
January 2011	29,296	12.80	January 25, 2016
November 29, 2010	26,355	13.28	November 29, 2015
February 1, 2010	15,625	16.00	January 31, 2013
November 5, 2010	203,125	24.00	November 4, 2013
February 9, 2003	833	24.48	February 8, 2013
January 8, 2003	833	42.56	January 7, 2013
December 26, 2002	1,666	51.84	December 25, 2012
Total	3,568,308

(b) Common Stock Equivalents

The following common stock equivalents on an as-converted basis were excluded from the calculation of diluted net loss per share, as the effect would be antidilutive (in thousands):

	December 31,
	2010	2011
Common stock options	203	1,551
Common stock warrants	2,884	3,568
Common stock issuable on conversion of notes payable	1,162	1,555

(c) Common Stock Issuances

Issuances of common stock during 2011 and 2010 were as follows:

			Price Range	Gross Cash
Date	Transaction	# of Shares	per share	Proceeds
March 2010	Private Placement	90,729	$12.00	$1,088,750
March 2010	Al Rajhi interest conversion (3)	71,163	12.00
May 2010	SDS Loan conversion (4)	331,250	3.20
June 2010	Private Placement	145,833	12.00	1,750,000
July 2010	Private Placement	54,167	12.00	650,000
July 2010	Toucan Partners consulting fees (1)(2)	529	3.20
September 2010	Private Placement	16,667	12.00	200,000
October 2010	Note conversion	3,686	12.32
December 2010	Stock issued in lieu of salaries (1)	44,047	11.68
December 2010	Consultant fees paid in stock (1)	97,442	12.32
December 2010	Loan conversion	22,074	7.36
December 2010	Private Placement	12,500	12.00	150,000
Total issued in 2010		890,087		$3,838,750
Jan 2011	Consultant fees paid in Stock (1)	33,526	$10.88– 12.00	$-
Jan 2011	Private Placement	12,500	0.75	150,000
Jan 2011	Loan Conversion	92,818	7.68– 8.80
Feb 2011	Consultant fees paid in Stock (1)	11,979	11.36
Feb 2011	Loan Conversion	8,500	4.80– 8.48
March 2011	Consultant fees paid in Stock (1)	27,604	5.44 – 11.04
March 2011	Payables Conversion	346,385	4.80 – 7.52
March 2011	Loan Conversion	8,713	4.48 – 4.80
April 2011	Loan Conversion	42,454	4.48 – 4.64
May 2011	Consultant fees paid in Stock (1)	16,872	6.56 – 7.04
May 2011	Private Placement	9,766	7.68	75,000
May 2011	Private Placement	6,510	6.88	60,791
May 2011	Private Placement	9,766	7.68	75,000
May 2011	Private Placement	8,333	12.00	100,000
June 2011	Consultant fees paid in Stock (1)	24,960	10.88 – 13.76
June 2011	Loan Conversion	159,968	4.48 – 16.00
June 2011	Private Placement	448,104	6.88 – 9.76	4,890,000
July 2011	Payable Conversion	41,667	12.00
July 2011	Loan Conversion	18,750	7.36
Aug 2011	Loan Conversion	46,875	5.44
Sept 2011	Loan Conversion	62,299	5.12– 5.44
Sept 2011	Loan Conversion	61,250	3.20
Oct 2011	Private Placement	16,447	9.12	150,000
Oct 2011	Loan Conversion	317,031	4.16 – 5.12
Nov 2011	Payables Conversion(5)	2,875,000	3.20
Dec 2011	Loan Conversion	56,121	4.00 – 4.64
Total Issued in 2011		4,764,198		$5,500,791

(1)  Common stock valued at closing price at date of issue.

(2)  The value of the stock issued to Toucan Partners in excess of the carrying amount of the loans and accrued interest payable   amounted to $4,701,004, and together with the fair value of the warrants, of $916,716, was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2009.

(3)  The fair value of the common stock issued in excess of the accrued interest payable converted into common stock amounted to $194,761 and was recorded in interest expense in the accompanying consolidated financial statements.

(4)  The value of the stock issued to SDS in excess of the carrying amount of the loan principal and accrued interest payable that was converted was $4,673,568. This amount was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2010.

(5)  The Company settled $9.2 million of outstanding accounts payable by issuing 2.875 million shares of common stock and recorded a charge to operations of $7.8 million, which was the aggregate difference between the market price and the conversion price.

(d) Employee 401(k) Plan

On August 19, 1999, the Company adopted a 401(k) Plan for certain eligible employees.  Under the plan, an eligible employee may elect to contribute to the plan.  In addition, the Company may elect to contribute matching contributions.  Effective March 1, 2006, the Company no longer matches employee contributions.

(e) Stockholder Rights Agreement

On March 6, 2002, the Company adopted a Stockholder Rights Agreement, under which each common stockholder received a dividend of one right per share of common stock held. Each right entitles the holder to purchase one share of common stock at a price equal to $308.00 per share, subject to certain anti-dilution provisions, and is exercisable only in the event that a third party acquires beneficial ownership of, or announces a tender or exchange offer for, at least 15% of the Company’s outstanding common stock and such acquisition or offer is determined by the Board of Directors to not be in the best interests of the stockholders. If the acquisition or offer were determined by the Board of Directors to be in the best interests of the stockholders, the rights may be redeemed by the Company for $0.0001 per right. The rights expired on February 25, 2012. The Board of Directors and Mellon Investor Services LLC, its Rights Agent, on April 26, 2004, amended the Stockholder Rights Agreement. The definition of an “Acquiring Person” was amended to exclude Toucan Capital Fund II, L.P. and other investors selected by Toucan from the definition of “Acquiring Person” for those shares of the Company’s capital stock they acquire, or are deemed to beneficially own, in connection with the Recapitalization Agreement.